Capital Stock (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	24 Months Ended	0 Months Ended		5 Months Ended	27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2008 Two - Year Share Repurchase Program [Member]	Apr. 30, 2010 Two - Year Share Repurchase Program [Member]	Aug. 01, 2012 Three - Year Share Repurchase Program [Member]	May 01, 2010 Three - Year Share Repurchase Program [Member]	Dec. 31, 2012 Three - Year Share Repurchase Program [Member]	Jul. 31, 2012 Three - Year Share Repurchase Program [Member]
Capital Stock [Line Items]
Common stock, shares authorized	6,000,000,000
Common stock repurchase, amount authorized				$ 13,000,000,000		$ 18,000,000,000	$ 12,000,000,000
Repurchase of shares					277,600,000			32,200,000	179,100,000
Stock repurchase program, period in force (years)					2 years	3 years	3 years
Stock repurchase program, completion date					Apr. 30, 2010				Jul. 31, 2012
Acquired average price per share					$ 46.83			$ 88.59	$ 66.99
Common stock repurchased	$ 6,500,000,000	$ 5,400,000,000	$ 5,027,000,000					$ 2,900,000,000
Shares of common stock reserved	39,781,077
Preferred stock shares authorized	250,000,000